OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

6 – OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Balance
	Current		Non-current
Other non-financial assets	12.31.2023	12.31.2022	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$	ThCh$
Prepaid expenses	11,435,334	6,059,201	1,700,462	1,074,940
Tax credit remainder (1)	933,282	905,826	39,373,807	40,922,425
Judicial deposits	—	—	14,649,339	15,723,829
Others (2)	6,943,235	19,991,973	3,688,874	1,951,072
Total	19,311,851	26,957,000	59,412,482	59,672,266
(1)	In November 2006, Rio de Janeiro Refrescos Ltda. (“RJR”) filed a court order No. 0021799-23.2006.4.02.5101 seeking recognition of the right to exclude ICMS (Tax on Commerce and Services) from the PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) calculation base, as well as recognition of the right to obtain reimbursement of amounts unduly collected since November 14, 2001, duly restated using the Selic interest rate. On May 20, 2019, the ruling favoring RJR became final, allowing the recovery of amounts overpaid from November 14, 2001 to August 2017. It is worth noting that in September 2017, RJR had already obtained a Security Mandate, which granted it the right to exclude, from that date, the ICMS from the PIS and COFINS calculation base.

The company took steps to assess the total amount of the credit at issue for the period of unduly collection of taxes from November 2001 to August 2017, totaling approximately CLP 100,550 million (CLP 92,783 million at December 2021) (BRL 613 million, of which BRL 370 million corresponds to capital and BRL 243 million to interest and monetary restatement. These amounts were recorded as of December 31, 2019 and recovered as of December 31, 2021.

Companhia de Bebidas Ipiranga, acquired in September 2013, also filed a court order n. 0005018-15.2002.4.03.6110 to recognize the same issue as the one previously descibed for RJR. On September 12, 2019, the ruling favoring Ipiranga became final, allowing the recovery of the amounts overpaid from September 12, 1990 to December 12, 2013 (date on which Ipiranga was acquired by RJR). The Ipiranga credit will be generated in the name of RJR, however pursuant to a contractual clause (“Subscription Agreement for Shares and Exhibits”), which requireds RJR to transfer any gain resulting from this action to the former shareholders of Ipiranga. The Company performed procedures to assess the total amount of the credit in question for the tax period expired, totaling BRL 162,588, of which BRL 80,177 correspond to principal and BRL 82,411 correspond to interest and monetary restatement. These amounts were recorded in the year ended December 31, 2020. The payment of income tax is made at the time of liquidation of the credit, with which the respective deferred tax liability of BRL 55,280 was recorded. The value of PIS and Cofins recorded was BRL 7,623 thousand. At the closing of these financial statements the value to be transferred to the former shareholders of Ipiranga is CLP 30,830,785 or BRL 170,176 (CLP 27,309,519 at December 31, 2022 or BRL 166,491). The liability is recorded in other non-financial liabilities (Note 18).

(2)	Other non-financial assets are mainly composed of advances to suppliers.